VANECK BRAZIL SMALL-CAP ETF
SCHEDULE OF INVESTMENTS
September 30, 2023 (unaudited)
1
Number
of Shares Value
COMMON STOCKS: 90.3%
Automobiles & Components : 0.8%
Mahle Metal Leve SA 24,100 $ 231,337
Underline
Banks : 2.1%
Inter & Co., Inc. (BDR) * 159,300 635,736
Underline
Capital Goods : 3.3%
Armac Locacao Logistica E
Servicos SA 59,950 153,138
Iochpe Maxion SA 84,752 230,994
Kepler Weber SA 73,600 169,557
Mills Estruturas e Servicos de
Engenharia SA 85,400 205,916
Tupy SA 42,000 227,190
986,795
Commercial & Professional Services : 1.4%
Ambipar Participacoes e
Empreendimentos SA 34,750 142,897
Orizon Valorizacao de Residuos
SA * 37,200 271,976
414,873
Consumer Discretionary Distribution &
Retail : 1.4%
GRUPO CASAS BAHIA SA * 1,007,100 126,225
Grupo SBF SA 78,600 106,644
Pet Center Comercio e
Participacoes SA 207,550 194,892
427,761
Consumer Durables & Apparel : 12.5%
Cury Construtora e
Incorporadora SA 88,900 287,576
Cyrela Brazil Realty SA
Empreendimentos e
Participacoes 182,600 736,350
Direcional Engenharia SA 82,000 312,891
Ez Tec Empreendimentos e
Participacoes SA 123,602 462,781
Grendene SA 156,350 208,402
Grupo de Moda Soma SA 401,700 531,439
Guararapes Confeccoes SA * 66,800 70,168
MRV Engenharia e
Participacoes SA * 283,200 601,157
Vivara Participacoes SA 93,100 497,491
3,708,255
Consumer Services : 8.4%
Afya Ltd. * 16,139 254,996
Anima Holding SA * 197,200 120,441
Arco Platform Ltd. * 4,293 59,158
Arcos Dorados Holdings, Inc. 76,442 723,141
Cogna Educacao SA * 1,078,850 570,917
Cruzeiro do Sul Educacional SA 48,750 40,637
YDUQS Participacoes SA 143,650 567,850
Zamp SA * 123,600 150,733
2,487,873
Consumer Staples Distribution & Retail : 0.9%
Cia Brasileira de Distribuicao
(ADR) * † 95,735 63,807
Dimed SA Distribuidora da
Medicamentos 65,150 151,646
Number
of Shares Value
Consumer Staples Distribution & Retail
(continued)
Empreendimentos Pague
Menos SA * 79,057 $ 45,926
261,379
Energy : 11.2%
3R Petroleum Oleo e Gas SA * 162,501 1,020,935
AES Brasil Energia SA * 165,872 360,021
Enauta Participacoes SA 69,100 247,446
Excelerate Energy, Inc. 10,544 179,670
Karoon Energy Ltd. * 418,851 701,718
Modec, Inc. * 19,400 238,210
Petroreconcavo SA 134,000 558,228
3,306,228
Financial Services : 0.6%
Vinci Partners Investments Ltd. 16,897 172,349
Underline
Food, Beverage & Tobacco : 6.9%
Adecoagro SA † 35,311 412,786
BrasilAgro - Co. Brasileira de
Propriedades Agricolas 39,200 223,975
Camil Alimentos SA * 80,000 122,390
Jalles Machado SA 129,217 220,051
Marfrig Global Foods SA 241,600 342,702
MARFRIG GLOBAL FOODS SA * 117,713 163,928
Minerva SA 200,900 323,339
Tres Tentos Agroindustrial SA 98,100 249,810
2,058,981
Health Care Equipment & Services : 5.7%
Fleury SA * 236,987 714,278
Hospital Mater Dei SA 33,200 57,463
Odontoprev SA 182,740 395,905
Oncoclinicas do Brasil Servicos
Medicos SA * 228,500 521,865
1,689,511
Insurance : 1.3%
IRB-Brasil Resseguros SA * 44,073 385,794
Underline
Materials : 5.5%
Cia Brasileira de Aluminio 150,150 136,512
Dexco SA * 256,400 392,770
ERO COPPER CORP * † 51,385 885,878
Irani Papel e Embalagem SA 85,350 215,135
1,630,295
Media & Entertainment : 0.4%
VTEX * 25,834 129,428
Underline
Pharmaceuticals, Biotechnology & Life
Sciences : 0.3%
Blau Farmaceutica SA 25,450 81,010
Underline
Real Estate Management & Development :
3.3%
Iguatemi SA 172,750 695,942
JHSF Participacoes SA 197,900 187,406
LOG Commercial Properties e
Participacoes SA 25,500 103,287
986,635
Semiconductors & Semiconductor
Equipment : 1.6%
SMART Global Holdings, Inc. * † 19,320 470,442
Underline

VANECK BRAZIL SMALL-CAP ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)
2
Number
of Shares Value
Software & Services : 2.4%
Locaweb Servicos de Internet
SA 144A 248,600 $ 316,033
Sinqia SA * 45,350 246,123
Sonda SA 315,557 144,509
706,665
Technology Hardware & Equipment : 1.1%
Ituran Location and Control
Ltd. 7,661 229,064
Multilaser Industrial SA * 161,600 88,732
317,796
Telecommunication Services : 0.3%
Oi SA * 1 0
Unifique Telecomunicacoes SA 99,850 75,684
75,684
Transportation : 9.0%
Azul SA (ADR) * † 76,731 659,119
EcoRodovias Infraestrutura e
Logistica SA 201,240 309,874
Hidrovias do Brasil SA * 311,400 283,736
Log-in Logistica Intermodal
SA * 11,750 102,854
Movida Participacoes SA 105,600 249,580
Santos Brasil Participacoes SA 371,200 632,876
SIMPAR SA 237,650 417,946
2,655,985
Utilities : 9.9%
Alupar Investimento SA 173,306 991,591
Cia de Saneamento de Minas
Gerais Copasa * 131,788 453,840
Cia de Saneamento do
Parana * 237,950 1,082,161
Light SA * 123,200 144,608
Omega Energia SA * 132,402 258,664
2,930,864
Total Common Stocks
(Cost: $25,983,361) 26,751,676
PREFERRED SECURITIES: 10.1%
: 0.1%
BANCO ABC BRASIL S.A.* 2,936 11,630
Underline
Banks : 3.5%
Banco ABC Brasil SA* 58,520 231,796
Banco do Estado do Rio Grande
do Sul SA 159,550 390,737
Banco Pan SA* 261,800 420,834
1,043,367
Capital Goods : 2.6%
Marcopolo SA 400,359 463,556
Randon SA Implementos e
Participacoes 132,400 307,126
770,682
Consumer; Cyclical : 0.8%
Alpargatas SA* 138,050 221,087
Underline
Energy : 1.7%
Raizen SA 711,100 506,458
Underline
Number
of Shares Value
Information Technology : 1.4%
Cia de Ferro Ligas da Bahia 26,050 $ 260,782
Taurus Armas SA 49,250 157,355
418,137
Total Preferred Securities
(Cost: $2,459,043) 2,971,361
Total Investments Before Collateral for
Securities Loaned: 100.4%
(Cost: $28,442,404) 29,723,037
SHORT-TERM INVESTMENT HELD AS
COLLATERAL FOR SECURITIES ON LOAN: 1.6%
Money Market Fund: 1.6%
(Cost: $486,851)
State Street Navigator
Securities Lending
Government Money Market
Portfolio 486,851 486,851
Total Investments: 102.0%
(Cost: $28,929,255) 30,209,888
Liabilities in excess of other assets: (2.0)% (586,316)
NET ASSETS: 100.0% $ 29,623,572

FootnoteRuleAboveBlank
Footnotes:
Definitions:
ADR American Depositary Receipt
BDR Brazilian Depositary Receipt
* Non-income producing
† Security fully or partially on loan. Total market value of securities on loan is $1,476,238.
144A Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted $316,033, or
1.1% of net assets.
Summary of Investments by Sector
Excluding Collateral for Securities Loaned
% of
Investments Value
Consumer Discretionary 23.1% $ 6,855,226
Industrials 16.2 4,828,336
Energy 11.6 3,452,665
Utilities 11.1 3,290,885
Consumer Staples 8.5 2,541,446
Financials 7.5 2,237,246
Information Technology 6.5 1,913,041
Health Care 6.0 1,770,521
Materials 5.5 1,630,295
Real Estate 3.3 986,635
Communication Services 0.7 205,112
0.0 11,629
100.0% $ 29,723,037
*
See Schedule of Investments for industry sector breakouts.